UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT International Value Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value

Aerospace and defense (0.9%)

Airbus Group NV (France)	15,814	$1,132,662

		1,132,662
Air freight and logistics (2.0%)

Deutsche Post AG (Germany)	67,951	2,524,734

		2,524,734
Airlines (0.6%)

Japan Airlines Co., Ltd. (Japan)(UR)	15,700	771,806

		771,806
Auto components (0.6%)

Faurecia (France)(NON)	17,364	733,912

		733,912
Automobiles (4.1%)

Daimler AG (Registered Shares) (Germany)(S)	21,036	1,987,754

Nissan Motor Co., Ltd. (Japan)	197,800	1,760,401

Toyota Motor Corp. (Japan)	26,600	1,497,015

		5,245,170
Banks (12.3%)

Australia & New Zealand Banking Group, Ltd. (Australia)	86,907	2,670,926

Banco Bilbao Vizcaya Argentaria SA (Right) (Spain)(NON)	59,421	13,916

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	59,421	713,667

Banco Espirito Santo SA (Portugal)(NON)	390,784	731,636

Barclays PLC (United Kingdom)	301,695	1,173,934

BNP Paribas SA (France)	13,803	1,064,689

Erste Group Bank AG (Czech Republic)	19,410	663,156

HSBC Holdings PLC (United Kingdom)	306,710	3,106,340

Lloyds Banking Group PLC (United Kingdom)(NON)	642,623	799,762

Metro Bank PLC (acquired 1/15/14, cost $385,004) (Private) (United Kingdom)(F)(RES)(NON)	18,087	381,709

Sumitomo Mitsui Financial Group, Inc. (Japan)	60,300	2,570,377

UniCredit SpA (Italy)	192,690	1,759,995

		15,650,107
Beverages (1.3%)

Anheuser-Busch InBev NV (Belgium)	9,324	977,520

Britvic PLC (United Kingdom)	60,199	744,677

		1,722,197
Building products (0.8%)

Compagnie de Saint-Gobain (France)	16,190	978,037

		978,037
Capital markets (1.1%)

UBS AG (Switzerland)	65,476	1,352,403

		1,352,403
Chemicals (2.3%)

Arkema (France)	9,912	1,122,463

BASF SE (Germany)	16,727	1,859,185

		2,981,648
Commercial services and supplies (0.6%)

Serco Group PLC (United Kingdom)	105,887	743,189

		743,189
Construction and engineering (1.6%)

Vinci SA (France)	28,023	2,081,243

		2,081,243
Construction materials (0.9%)

Buzzi Unicem SpA (Italy)	19,910	371,389

Holcim, Ltd. (Switzerland)	8,828	730,965

		1,102,354
Consumer finance (0.7%)

Credit Saison Co., Ltd. (Japan)	44,000	873,841

		873,841
Diversified financial services (3.7%)

Challenger, Ltd. (Australia)	204,986	1,217,648

ING Groep NV GDR (Netherlands)(NON)	246,178	3,484,736

		4,702,384
Diversified telecommunication services (1.9%)

Iliad SA (France)	1,230	354,661

Telstra Corp., Ltd. (Australia)	177,982	839,531

Ziggo NV (Netherlands)	27,591	1,225,846

		2,420,038
Electrical equipment (0.6%)

Schneider Electric SA (France)	8,250	731,377

		731,377
Electronic equipment, instruments, and components (0.5%)

Hitachi, Ltd. (Japan)	90,000	662,985

		662,985
Energy equipment and services (0.4%)

Ezion Holdings, Ltd. (Singapore)	279,600	481,377

		481,377
Food and staples retail (0.7%)

Seven & I Holdings Co., Ltd. (Japan)	17,600	671,284

WM Morrison Supermarkets PLC (United Kingdom)	82,780	293,954

		965,238
Food products (1.8%)

Kerry Group PLC Class A (Ireland)	16,543	1,262,819

Nestle SA (Switzerland)	13,769	1,036,510

		2,299,329
Gas utilities (1.0%)

Tokyo Gas Co., Ltd. (Japan)	250,000	1,267,585

		1,267,585
Hotels, restaurants, and leisure (1.6%)

TUI Travel PLC (United Kingdom)	279,996	2,044,564

		2,044,564
Household durables (2.5%)

Bellway PLC (United Kingdom)	52,613	1,456,049

Panasonic Corp. (Japan)	102,600	1,170,489

Sekisui House, Ltd. (Japan)	48,000	594,730

		3,221,268
Industrial conglomerates (2.5%)

Siemens AG (Germany)	16,650	2,241,029

Toshiba Corp. (Japan)	222,000	938,335

		3,179,364
Insurance (9.1%)

ACE, Ltd.	17,265	1,710,271

Admiral Group PLC (United Kingdom)	14,520	345,676

AIA Group, Ltd. (Hong Kong)	210,000	997,741

Allianz SE (Germany)	4,736	800,562

AXA SA (France)	65,491	1,702,069

Intact Financial Corp. (Canada)	14,200	883,727

MS&AD Insurance Group Holdings (Japan)	15,900	363,578

Prudential PLC (United Kingdom)	93,860	1,984,932

SCOR SE (France)	30,676	1,073,424

St James's Place PLC (United Kingdom)	87,619	1,205,111

Tokio Marine Holdings, Inc. (Japan)	17,300	518,660

		11,585,751
Leisure products (0.6%)

Sega Sammy Holdings, Inc. (Japan)	33,100	739,853

		739,853
Machinery (0.6%)

SMC Corp. (Japan)	2,800	736,754

		736,754
Media (3.4%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(NON)	38,529	592,898

Liberty Global PLC Ser. C (United Kingdom)(NON)	24,000	977,040

Numericable Group SA (France)(NON)(S)	18,410	723,593

WPP PLC (United Kingdom)	95,900	1,977,712

		4,271,243
Metals and mining (1.3%)

Fortescue Metals Group, Ltd. (Australia)	146,554	717,902

Glencore Xstrata PLC (United Kingdom)	177,405	913,309

		1,631,211
Multi-utilities (2.1%)

Centrica PLC (United Kingdom)	297,745	1,636,583

Veolia Environnement (France)	51,248	1,013,842

		2,650,425
Oil, gas, and consumable fuels (9.8%)

BG Group PLC (United Kingdom)	30,966	576,909

Canadian Natural Resources, Ltd. (Canada)	47,300	1,812,846

ENI SpA (Italy)	100,813	2,529,096

Origin Energy, Ltd. (Australia)	76,825	1,018,646

Royal Dutch Shell PLC Class A (United Kingdom)	150,111	5,484,345

Suncor Energy, Inc. (Canada)	30,200	1,054,746

		12,476,588
Pharmaceuticals (10.4%)

Astellas Pharma, Inc. (Japan)	139,500	1,652,587

AstraZeneca PLC (United Kingdom)	21,104	1,363,890

Bayer AG (Germany)	20,172	2,728,417

GlaxoSmithKline PLC (United Kingdom)	45,655	1,211,350

Roche Holding AG-Genusschein (Switzerland)	2,512	752,989

Sanofi (France)	42,142	4,393,747

Stada Arzneimittel AG (Germany)	12,047	515,572

Takeda Pharmaceutical Co., Ltd. (Japan)	13,100	620,170

		13,238,722
Real estate investment trusts (REITs) (1.5%)

Hibernia REIT PLC (Ireland)(NON)(R)	714,000	1,040,693

Shopping Centres Australasia Property Group (Australia)(R)	548,268	844,362

		1,885,055
Real estate management and development (1.8%)

Hongkong Land Holdings, Ltd. (Hong Kong)	117,000	756,725

Mitsubishi Estate Co., Ltd. (Japan)	48,000	1,142,303

Sun Hung Kai Properties, Ltd. (Hong Kong)	37,000	453,684

		2,352,712
Semiconductors and semiconductor equipment (1.2%)

NXP Semiconductor NV(NON)	6,600	388,146

Samsung Electronics Co., Ltd. (South Korea)	852	1,077,412

		1,465,558
Specialty retail (1.0%)

Kingfisher PLC (United Kingdom)	144,190	1,012,988

Pets at Home Group PLC (United Kingdom)(NON)	75,437	301,836

		1,314,824
Technology hardware, storage, and peripherals (1.5%)

ASUSTeK Computer, Inc. (Taiwan)	72,000	711,551

Konica Minolta Holdings, Inc. (Japan)	63,000	586,757

Pegatron Corp. (Taiwan)	423,000	631,988

		1,930,296
Textiles, apparel, and luxury goods (0.2%)

Moncler SpA (Italy)(NON)	12,012	205,365

		205,365
Tobacco (1.7%)

Japan Tobacco, Inc. (Japan)	51,500	1,614,849

Philip Morris International, Inc.	7,300	597,651

		2,212,500
Trading companies and distributors (1.5%)

ITOCHU Corp. (Japan)	55,700	649,750

Mitsubishi Corp. (Japan)	69,200	1,283,260

		1,933,010
Wireless telecommunication services (2.9%)

KDDI Corp. (Japan)	13,400	779,786

SoftBank Corp. (Japan)	8,400	633,523

Vodafone Group PLC (United Kingdom)	619,007	2,273,447

		3,686,756

Total common stocks (cost $103,418,458)		$124,185,435

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value

U.S. Treasury Inflation Protected Securities 1 3/8s, January 15, 2020(i)	$131,905	$143,073

Total U.S. treasury Obligations (cost $143,073)		$143,073

SHORT-TERM INVESTMENTS (3.9%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	2,483,726	$2,483,726

Putnam Short Term Investment Fund 0.07%(AFF)	2,258,786	2,258,786

U.S. Treasury Bills with an effective yield of 0.10%, February 5, 2015	$26,000	25,977

U.S. Treasury Bills with an effective yield of 0.12%, May 1, 2014	150,000	149,985

U.S. Treasury Bills with an effective yield of 0.11%, April 3, 2014	91,000	90,999

Total short-term investments (cost $5,009,472)		$5,009,473

TOTAL INVESTMENTS

Total investments (cost $108,571,003)(b)		$129,337,981

FORWARD CURRENCY CONTRACTS at 3/31/14 (aggregate face value $70,717,944) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/16/14	$2,616,737	$2,511,887	$104,850
	Euro	Buy	6/18/14	983,527	982,718	809
Barclays Bank PLC
	British Pound	Sell	6/18/14	2,079,569	2,080,324	755
	Canadian Dollar	Sell	4/16/14	1,068,918	1,104,735	35,817
	Hong Kong Dollar	Buy	5/21/14	1,431,859	1,430,325	1,534
	Japanese Yen	Buy	5/21/14	375,194	380,336	(5,142)
	Japanese Yen	Sell	5/21/14	375,194	379,173	3,979
	Singapore Dollar	Buy	5/21/14	508,718	501,808	6,910
	Swedish Krona	Buy	6/18/14	1,130,454	1,135,583	(5,129)
	Swiss Franc	Buy	6/18/14	1,783,243	1,775,611	7,632
Citibank, N.A.
	British Pound	Buy	6/18/14	3,130,766	3,134,080	(3,314)
	Canadian Dollar	Sell	4/16/14	1,182,040	1,222,939	40,899
	Danish Krone	Buy	6/18/14	472,161	470,457	1,704
	Euro	Sell	6/18/14	7,082,221	7,066,719	(15,502)
	Japanese Yen	Buy	5/21/14	423,229	427,717	(4,488)
	Japanese Yen	Sell	5/21/14	423,229	423,248	19
Credit Suisse International
	British Pound	Sell	6/18/14	2,753,708	2,756,811	3,103
	Norwegian Krone	Buy	6/18/14	866,935	864,739	2,196
	Swedish Krona	Buy	6/18/14	686,035	689,247	(3,212)
Deutsche Bank AG
	British Pound	Sell	6/18/14	1,887,457	1,870,804	(16,653)
	Euro	Buy	6/18/14	6,056,681	6,050,750	5,931
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/16/14	244,783	229,775	(15,008)
	British Pound	Buy	6/18/14	347,900	348,001	(101)
	Canadian Dollar	Sell	4/16/14	326,435	326,682	247
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/18/14	6,885,353	6,898,265	(12,912)
	Canadian Dollar	Sell	4/16/14	920,982	952,274	31,292
	Euro	Buy	6/18/14	541,628	521,344	20,284
	Norwegian Krone	Buy	6/18/14	1,092,806	1,089,801	3,005
	Singapore Dollar	Buy	5/21/14	972,439	959,309	13,130
	Swedish Krona	Buy	6/18/14	714,244	717,492	(3,248)
	Swiss Franc	Buy	6/18/14	1,437,573	1,431,308	6,265
Royal Bank of Scotland PLC (The)
	Japanese Yen	Buy	5/21/14	711,958	722,004	(10,046)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/16/14	415,354	415,278	(76)
	Euro	Buy	6/18/14	3,101,830	3,102,618	(788)
	Israeli Shekel	Buy	4/16/14	595,262	592,365	2,897
	Japanese Yen	Buy	5/21/14	921,571	929,624	(8,053)
	Japanese Yen	Sell	5/21/14	921,571	933,989	12,418
	Swedish Krona	Buy	6/18/14	955,751	959,912	(4,161)
UBS AG
	Australian Dollar	Buy	4/16/14	827,094	793,876	33,218
	British Pound	Sell	6/18/14	3,268,060	3,271,600	3,540
	Canadian Dollar	Sell	4/16/14	219,101	218,066	(1,035)
	Euro	Sell	6/18/14	5,024,391	5,020,488	(3,903)
	Swiss Franc	Sell	6/18/14	889,641	885,496	(4,145)
WestPac Banking Corp.
	British Pound	Sell	6/18/14	395,386	395,752	366
	Euro	Sell	6/18/14	1,742,799	1,742,614	(185)

Total						$225,699

Key to holding's abbreviations
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $127,301,636.
(b)	The aggregate identified cost on a tax basis is $109,179,664, resulting in gross unrealized appreciation and depreciation of $23,174,501 and $3,016,184, respectively, or net unrealized appreciation of $20,158,317.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $381,709, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$—	$16,145,012	$13,886,226	$655	$2,258,786
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $2,483,726, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,385,295.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 4,100 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
	At the close of the reporting period, the fund maintained liquid assets totaling $49,295 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	25.2%
	Japan	19.0
	France	13.5
	Germany	10.0
	Australia	5.8
	United States	4.1
	Italy	3.8
	Netherlands	3.7
	Switzerland	3.1
	Canada	3.0
	Ireland	1.8
	Hong Kong	1.7
	Taiwan	1.1
	Spain	1.0
	South Korea	0.9
	Belgium	0.8
	Portugal	0.6
	Czech Republic	0.5
	Other	0.4

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign currency risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $35,630 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$12,013,711	$5,762,488	$—
Consumer staples	4,913,131	2,286,133	—
Energy	11,457,942	1,500,023	—
Financials	25,610,699	12,409,845	381,709
Health care	10,965,965	2,272,757	—
Industrials	10,432,271	4,379,905	—
Information technology	388,146	3,670,693	—
Materials	4,997,311	717,902	—
Telecommunication services	3,853,954	2,252,840	—
Utilities	2,650,425	1,267,585	—
Total common stocks	87,283,555	36,520,171	381,709
U.S. treasury obligations	—	143,073	—
Short-term investments	2,258,786	2,750,687	—

Totals by level	$89,542,341	$39,413,931	$381,709

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$225,699	$—

Totals by level	$—	$225,699	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$342,800	$117,101

Total	$342,800	$117,101

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$81,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$105,659	$56,627	$42,622	$5,299	$5,931	$247	$73,976	$—	$15,315	$36,758	$366	$342,800

	Total Assets	$105,659	$56,627	$42,622	$5,299	$5,931	$247	$73,976	$—	$15,315	$36,758	$366	$342,800
	Liabilities:
	Forward currency contracts#	$—	$10,271	$23,304	$3,212	$16,653	$15,109	$16,160	$10,046	$13,078	$9,083	$185	$117,101

	Total Liabilities	$—	$10,271	$23,304	$3,212	$16,653	$15,109	$16,160	$10,046	$13,078	$9,083	$185	$117,101

	Total Financial and Derivative Net Assets	$105,659	$46,356	$19,318	$2,087	$(10,722)	$(14,862)	$57,816	$(10,046)	$2,237	$27,675	$181	$225,699
	Total collateral received (pledged)##†	$—	$46,356	$—	$—	$—	$—	$—	$—	$—	$—	$—	$46,356
	Net amount	$105,659	$—	$19,318	$2,087	$(10,722)	$(14,862)	$57,816	$(10,046)	$2,237	$27,675	$181	$179,343

†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement. (Note 1)
##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014